Segment Information - Schedule of Operating Segments Information (Details) - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Segments Information [Line Items]
Total Revenue	$ 49,402,956	$ 50,466,155	$ 65,953,672
Total Cost of revenue	38,349,881	37,920,511	47,585,967
Total Gross profit	11,053,075	12,545,644	18,367,705
Total Sales and marketing expenses	13,333,409	21,315,481	22,448,015
Total General and administrative expenses	5,988,492	7,040,211	21,392,769
Total Current assets	209,107,142	108,769,546
Total Non-current assets	68,956,232	69,949,277
Installation and Maintenance [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue	32,117,882	29,773,730	41,177,200
Total Cost of revenue	23,796,369	22,015,277	27,989,959
Total Gross profit	8,321,513	7,758,453	13,187,241
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Housekeeping [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue	15,861,366	15,409,924	17,210,122
Total Cost of revenue	13,685,042	13,194,887	14,453,168
Total Gross profit	2,176,324	2,215,037	2,756,954
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Senior care services [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue	353,404	4,025,456	6,515,953
Total Cost of revenue	142,851	2,188,798	4,471,015
Total Gross profit	210,553	1,836,658	2,044,938
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets	4,265,995	4,795,273
Educational consulting services [Member]
Schedule of Operating Segments Information [Line Items]
Total Revenue	1,070,304	1,257,045	1,050,397
Total Cost of revenue	725,619	521,549	671,825
Total Gross profit	344,685	735,496	378,572
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets	581,511	808,082
Total Non-current assets	2,239	7,284
Unallocated [Member]
Schedule of Operating Segments Information [Line Items]
Total Sales and marketing expenses	13,333,409	21,315,481	22,448,015
Total General and administrative expenses	5,988,492	7,040,211	$ 21,392,769
Unallocated non-current assets [Member]
Schedule of Operating Segments Information [Line Items]
Total Current assets	208,525,631	107,961,464
Unallocated non-current assets [Member]
Schedule of Operating Segments Information [Line Items]
Total Non-current assets	$ 64,687,998	$ 65,146,720